Related party transactions - Total compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salaries - key management	$ 3,049,501	$ 2,148,420
Pension contributions	59,377	18,529
Fees - Board of Directors	187,600	150,000
Share-based compensation - officers	6,182,573	1,989,144
Share-based compensation - Board of Directors	2,338,650	846,410
Other benefits - key management	237,903	544,402
Total compensation	$ 12,055,604	$ 5,696,905